Stock-Based Compensation - Summary of Fair Value Inputs for Options (Details) - Social Finance, Inc. - Common stock options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		35.00%
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	0.30%	2.50%
Expected term (years)	5 years 6 months	5 years 8 months 12 days
Volatility	36.50%
Fair value of common stock in (dollars per share)	$ 11.21	$ 10.78
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	1.40%	3.10%
Expected term (years)	6 years	6 years 3 months 18 days
Volatility	42.50%
Fair value of common stock in (dollars per share)	$ 12.11	$ 11.97